HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2025
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of Assets and Liabilities Classified as Held for Sale
The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2025 and December 31, 2024:

(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Investment properties	$1,934	$2,920
Property, plant and equipment	81	45
Accounts receivable and other assets	75	135
Assets held for sale	$2,090	$3,100
Debt obligations	—	816
Accounts payable and other liabilities	53	82
Liabilities associated with assets held for sale	$53	$898

Schedule of Changes in Assets Held for Sale
The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2025 and the year ended December 31, 2024:

(US$ Millions)	Six months ended Jun. 30, 2025	Year ended Dec. 31, 2024
Balance, beginning of period	$3,100	$1,852
Reclassification to assets held for sale, net	1,789	3,764
Reclassification of BSREP IV investments to assets held for sale(1)	—	33,735
Disposals	(2,823)	(36,538)
Fair value adjustments	2	37
Foreign currency translation	22	(34)
Other	—	284
Balance, end of period	$2,090	$3,100
(1)See Note 28, Related Parties for further information on the Reclassification of BSREP IV investments to assets and liabilities to held for sale.